Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial risk management [Abstract]
Schedule of Functional Currency of Group Operations
Details of the Group’s structural foreign currency exposures are as follows:

	2023			2022
Foreign currency of Group operations	Euro £m	US Dollar £m	Other non-Sterling £m	Euro £m	US Dollar £m	Other non-Sterling £m
Exposure	1,471	204	1	1,843	209	5

Schedule of Maximum Credit Exposure

	2023			2022[1]
	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Financial assets at fair value through profit or loss[3,4]	84,583	–	84,583	73,887	–	73,887
Derivative financial instruments	22,356	(9,862)	12,494	24,753	(12,330)	12,423
Financial assets at amortised cost, net[5]:
Loans and advances to banks, net[5]	10,764	–	10,764	10,632	–	10,632
Loans and advances to customers, net[5]	449,745	(2,214)	447,531	454,899	(2,171)	452,728
Reverse repurchase agreements, net[5]	38,771	–	38,771	44,865	–	44,865
Debt securities, net[5]	15,355	–	15,355	9,926	–	9,926
	514,635	(2,214)	512,421	520,322	(2,171)	518,151
Financial assets at fair value through other comprehensive income[3]	27,360	–	27,360	22,871	–	22,871
Reinsurance contract assets	442	–	442	372	–	372
Off-balance sheet items:
Acceptances and endorsements	191	–	191	58	–	58
Other items serving as direct credit substitutes	286	–	286	781	–	781
Performance bonds, including letters of credit, and other transaction-related contingencies	2,372	–	2,372	2,147	–	2,147
Irrevocable commitments and guarantees	75,080	–	75,080	74,692	–	74,692
	77,929	–	77,929	77,678	–	77,678
	727,305	(12,076)	715,229	719,883	(14,501)	705,382
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
2    Offset items comprise deposit amounts available for offset and amounts available for offset under master netting arrangements that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
3    Excluding equity shares.
4    Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits Funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
5    Amounts shown net of related impairment allowances.
The table below shows the average PD for the major portfolios used in the calculation of ECL and therefore Stage 2 average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2023		2022
	Stage 1 average PD %	Stage 2 average PD %	Stage 1 average PD %	Stage 2 average PD %
Retail
UK mortgages	0.57	17.60	0.26	15.48
Credit cards	2.14	23.02	2.06	20.89
Loans and overdrafts	2.75	29.66	3.36	29.75
UK Motor Finance	0.61	10.00	0.71	11.24
Commercial Banking
Loans and advances to customers	0.92	22.55	0.88	18.50

Schedule of Concentration of Exposure

	2023 £m	2022 £m
Agriculture, forestry and fishing	7,038	7,447
Construction	3,878	4,066
Energy and water supply	3,468	2,552
Financial, business and other services	35,112	37,666
Lease financing	17,374	16,795
Manufacturing	4,021	3,619
Personal:
Mortgages[1]	323,627	323,923
Other	25,342	26,154
Postal and telecommunications	2,654	2,526
Property companies	20,904	21,499
Transport, distribution and hotels	10,044	13,170
Total loans and advances to customers before allowance for impairment losses	453,462	459,417
Allowance for impairment losses (note 24)	(3,717)	(4,518)
Total loans and advances to customers	449,745	454,899
1    Includes both UK and overseas mortgage balances.

Schedule of information about credit exposures designated as measured at fair value through profit or loss	The credit quality of the Group’s debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss is set out below:

	2023			2022
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets
Debt securities:
Government securities	3,596	–	3,596	2,185	–	2,185
Asset-backed securities	77	–	77	21	–	21
Corporate and other debt securities	471	58	529	216	12	228
Total trading assets (excluding loans and advances to customers and reverse repurchase agreements)	4,144	58	4,202	2,422	12	2,434
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	8,009	–	8,009	7,871	1	7,872
Other public sector securities	2,303	7	2,310	2,510	6	2,516
Bank and building society certificates of deposit	7,504	–	7,504	7,129	4	7,133
Asset-backed securities	506	7	513	399	–	399
Corporate and other debt securities	17,076	3,049	20,125	14,932	2,761	17,693
	35,398	3,063	38,461	32,841	2,772	35,613
Treasury and other bills	51	–	51	62	–	62
Contracts held with reinsurers	11,336	88	11,424	10,822	84	10,906
Total other financial assets mandatorily held at fair value through profit or loss (excluding loans and advances and equity shares)	46,785	3,151	49,936	43,725	2,856	46,581
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2023: £1,202 million; 2022: £1,256 million) and not rated (2023: £2,007 million; 2022: £1,612 million).

Schedule of Credit Quality of Assets

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2023
Retail – UK mortgages
RMS 1–3	226,740	4,137	–	–	230,877	123	37	–	–	160
RMS 4–6	29,637	27,037	–	–	56,674	38	151	–	–	189
RMS 7–9	219	2,713	–	–	2,932	–	37	–	–	37
RMS 10	–	590	–	–	590	–	13	–	–	13
RMS 11–13	–	4,056	–	–	4,056	–	136	–	–	136
RMS 14	–	–	4,337	7,854	12,191	–	–	357	213	570
	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Retail – credit cards
RMS 1–3	3,906	5	–	–	3,911	9	–	–	–	9
RMS 4–6	7,159	1,248	–	–	8,407	91	65	–	–	156
RMS 7–9	1,548	1,069	–	–	2,617	67	145	–	–	212
RMS 10	12	220	–	–	232	1	50	–	–	51
RMS 11–13	–	366	–	–	366	–	141	–	–	141
RMS 14	–	–	284	–	284	–	–	130	–	130
	12,625	2,908	284	–	15,817	168	401	130	–	699
Retail – loans and overdrafts
RMS 1–3	638	1	–	–	639	1	–	–	–	1
RMS 4–6	5,152	250	–	–	5,402	83	18	–	–	101
RMS 7–9	1,256	473	–	–	1,729	44	50	–	–	94
RMS 10	43	135	–	–	178	4	27	–	–	31
RMS 11–13	14	328	–	–	342	2	113	–	–	115
RMS 14	–	–	196	–	196	–	–	118	–	118
	7,103	1,187	196	–	8,486	134	208	118	–	460
Retail – UK Motor Finance
RMS 1–3	9,979	569	–	–	10,548	142	12	–	–	154
RMS 4–6	2,791	998	–	–	3,789	41	29	–	–	70
RMS 7–9	769	228	–	–	997	3	13	–	–	16
RMS 10	–	63	–	–	63	–	7	–	–	7
RMS 11–13	2	169	–	–	171	–	30	–	–	30
RMS 14	–	–	112	–	112	–	–	63	–	63
	13,541	2,027	112	–	15,680	186	91	63	–	340
Retail – other
RMS 1–3	13,613	240	–	–	13,853	3	4	–	–	7
RMS 4–6	2,197	186	–	–	2,383	16	13	–	–	29
RMS 7–9	–	86	–	–	86	–	4	–	–	4
RMS 10	–	6	–	–	6	–	–	–	–	–
RMS 11–13	88	7	–	–	95	–	–	–	–	–
RMS 14	–	–	144	–	144	–	–	47	–	47
	15,898	525	144	–	16,567	19	21	47	–	87
Total Retail	305,763	45,180	5,073	7,854	363,870	668	1,095	715	213	2,691
Commercial Banking
CMS 1–5	14,100	7	–	–	14,107	2	–	–	–	2
CMS 6–10	30,534	124	–	–	30,658	32	–	–	–	32
CMS 11–14	31,210	2,927	–	–	34,137	133	59	–	–	192
CMS 15–18	3,719	4,115	–	–	7,834	65	232	–	–	297
CMS 19	11	814	–	–	825	–	81	–	–	81
CMS 20–23	–	–	2,068	–	2,068	–	–	418	–	418
	79,574	7,987	2,068	–	89,629	232	372	418	–	1,022
Other[1]	(43)	–	6	–	(37)	–	–	4	–	4
Total loans and advances to customers	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
1    Drawn exposures include centralised fair value hedge accounting adjustments.
Note 52: Financial risk management continued

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Retail – UK mortgages
RMS 1–3	250,937	24,844	–	–	275,781	81	180	–	–	261
RMS 4–6	6,557	11,388	–	–	17,945	10	140	–	–	150
RMS 7–9	23	2,443	–	–	2,466	–	72	–	–	72
RMS 10	–	734	–	–	734	–	24	–	–	24
RMS 11–13	–	2,374	–	–	2,374	–	136	–	–	136
RMS 14	–	–	3,416	9,622	13,038	–	–	311	253	564
	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Retail – credit cards
RMS 1–3	3,587	5	–	–	3,592	7	–	–	–	7
RMS 4–6	6,497	1,441	–	–	7,938	66	70	–	–	136
RMS 7–9	1,332	1,246	–	–	2,578	47	167	–	–	214
RMS 10	–	227	–	–	227	–	52	–	–	52
RMS 11–13	–	368	–	–	368	–	144	–	–	144
RMS 14	–	–	289	–	289	–	–	113	–	113
	11,416	3,287	289	–	14,992	120	433	113	–	666
Retail – loans and overdrafts
RMS 1–3	659	1	–	–	660	2	–	–	–	2
RMS 4–6	5,902	451	–	–	6,353	90	24	–	–	114
RMS 7–9	1,724	657	–	–	2,381	69	83	–	–	152
RMS 10	53	199	–	–	252	5	45	–	–	50
RMS 11–13	19	405	–	–	424	3	163	–	–	166
RMS 14	–	–	247	–	247	–	–	126	–	126
	8,357	1,713	247	–	10,317	169	315	126	–	610
Retail – UK Motor Finance
RMS 1–3	8,969	743	–	–	9,712	66	9	–	–	75
RMS 4–6	2,778	930	–	–	3,708	25	20	–	–	45
RMS 7–9	425	325	–	–	750	2	13	–	–	15
RMS 10	–	99	–	–	99	–	8	–	–	8
RMS 11–13	2	148	–	–	150	–	26	–	–	26
RMS 14	–	–	154	–	154	–	–	81	–	81
	12,174	2,245	154	–	14,573	93	76	81	–	250
Retail – other
RMS 1–3	12,588	328	–	–	12,916	9	4	–	–	13
RMS 4–6	1,311	213	–	–	1,524	4	11	–	–	15
RMS 7–9	–	90	–	–	90	–	3	–	–	3
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	91	7	–	–	98	–	–	–	–	–
RMS 14	–	–	157	–	157	–	–	52	–	52
	13,990	643	157	–	14,790	13	18	52	–	83
Total Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816
Commercial Banking
CMS 1–5	13,573	33	–	–	13,606	2	–	–	–	2
CMS 6–10	32,070	512	–	–	32,582	37	3	–	–	40
CMS 11–14	31,591	5,627	–	–	37,218	128	93	–	–	221
CMS 15–18	3,275	4,508	–	–	7,783	47	244	–	–	291
CMS 19	–	813	–	–	813	–	74	–	–	74
CMS 20–23	–	–	3,371	–	3,371	–	–	1,070	–	1,070
	80,509	11,493	3,371	–	95,373	214	414	1,070	–	1,698
Other[1]	(2,972)	–	6	–	(2,966)	–	–	4	–	4
Total loans and advances to customers	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
1    Drawn exposures include centralised fair value hedge accounting adjustments.

	Undrawn exposures					Allowance for expected credit losses
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2023
Retail – UK mortgages
RMS 1–3	12,207	36	–	–	12,243	7	–	–	–	7
RMS 4–6	456	190	–	–	646	1	2	–	–	3
RMS 7–9	5	16	–	–	21	–	–	–	–	–
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	–	37	–	–	37	–	–	–	–	–
RMS 14	–	–	25	58	83	–	–	–	–	–
	12,668	284	25	58	13,035	8	2	–	–	10
Retail – credit cards
RMS 1–3	39,857	24	–	–	39,881	21	–	–	–	21
RMS 4–6	14,522	2,079	–	–	16,601	38	29	–	–	67
RMS 7–9	606	322	–	–	928	7	8	–	–	15
RMS 10	2	40	–	–	42	–	2	–	–	2
RMS 11–13	–	69	–	–	69	–	6	–	–	6
RMS 14	–	–	40	–	40	–	–	–	–	–
	54,987	2,534	40	–	57,561	66	45	–	–	111
Retail – loans and overdrafts
RMS 1–3	4,354	1	–	–	4,355	4	–	–	–	4
RMS 4–6	1,638	239	–	–	1,877	10	7	–	–	17
RMS 7–9	223	122	–	–	345	5	13	–	–	18
RMS 10	4	28	–	–	32	–	4	–	–	4
RMS 11–13	–	49	–	–	49	–	12	–	–	12
RMS 14	–	–	15	–	15	–	–	–	–	–
	6,219	439	15	–	6,673	19	36	–	–	55
Retail – UK Motor Finance
RMS 1–3	274	–	–	–	274	–	–	–	–	–
RMS 4–6	959	–	–	–	959	2	–	–	–	2
RMS 7–9	250	–	–	–	250		–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	3	–	–	–	3	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,486	–	–	–	1,486	2	–	–	–	2
Retail – other
RMS 1–3	544	–	–	–	544	–	–	–	–	–
RMS 4–6	267	–	–	–	267	1	–	–	–	1
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	811	–	–	–	811	1	–	–	–	1
Total Retail	76,171	3,257	80	58	79,566	96	83	–	–	179
Commercial Banking
CMS 1–5	19,250	–	–	–	19,250	1	–	–	–	1
CMS 6–10	31,282	6	–	–	31,288	22	–	–	–	22
CMS 11–14	9,000	1,537	–	–	10,537	28	24	–	–	52
CMS 15–18	923	1,169	–	–	2,092	13	47	–	–	60
CMS 19	–	33	–	–	33	–	6	–	–	6
CMS 20–23	–	–	64	–	64	–	–	2	–	2
	60,455	2,745	64	–	63,264	64	77	2	–	143
Other	483	–	6	–	489	–	–	–	–	–
Total	137,109	6,002	150	58	143,319	160	160	2	–	322
Note 52: Financial risk management continued

	Undrawn exposures					Allowance for expected credit losses
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Retail – UK mortgages
RMS 1–3	16,003	159	–	–	16,162	–	–	–	–	–
RMS 4–6	83	62	–	–	145	1	–	–	–	1
RMS 7–9	–	25	–	–	25	–	–	–	–	–
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	21	–	–	21	–	1	–	–	1
RMS 14	–	–	17	67	84	–	–	–	–	–
	16,086	274	17	67	16,444	1	1	–	–	2
Retail – credit cards
RMS 1–3	39,384	30	–	–	39,414	16	–	–	–	16
RMS 4–6	14,355	2,975	–	–	17,330	32	28	–	–	60
RMS 7–9	580	422	–	–	1,002	5	8	–	–	13
RMS 10	–	46	–	–	46	–	2	–	–	2
RMS 11–13	–	76	–	–	76	–	6	–	–	6
RMS 14	–	–	45	–	45	–	–	–	–	–
	54,319	3,549	45	–	57,913	53	44	–	–	97
Retail – loans and overdrafts
RMS 1–3	4,174	2	–	–	4,176	4	–	–	–	4
RMS 4–6	1,618	386	–	–	2,004	6	12	–	–	18
RMS 7–9	253	159	–	–	412	6	18	–	–	24
RMS 10	6	36	–	–	42	–	7	–	–	7
RMS 11–13	–	61	–	–	61	–	15	–	–	15
RMS 14	–	–	17	–	17	–	–	–	–	–
	6,051	644	17	–	6,712	16	52	–	–	68
Retail – UK Motor Finance
RMS 1–3	318	–	–	–	318	–	–	–	–	–
RMS 4–6	1,259	–	–	–	1,259	2	–	–	–	2
RMS 7–9	347	1	–	–	348	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,924	1	–	–	1,925	2	–	–	–	2
Retail – other
RMS 1–3	702	–	–	–	702	–	–	–	–	–
RMS 4–6	198	–	–	–	198	3	–	–	–	3
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	900	–	–	–	900	3	–	–	–	3
Total Retail	79,280	4,468	79	67	83,894	75	97	–	–	172
Commercial Banking
CMS 1–5	17,047	–	–	–	17,047	2	–	–	–	2
CMS 6–10	29,141	135	–	–	29,276	21	2	–	–	23
CMS 11–14	9,808	1,647	–	–	11,455	28	33	–	–	61
CMS 15–18	779	800	–	–	1,579	8	43	–	–	51
CMS 19	–	85	–	–	85	–	10	–	–	10
CMS 20–23	–	–	48	–	48	–	–	4	–	4
	56,775	2,667	48	–	59,490	59	88	4	–	151
Other	400	–	11	–	411	–	–	–	–	–
Total	136,455	7,135	138	67	143,795	134	185	4	–	323

Schedule of Derivative Assets

	2023			2022
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	21,297	956	22,253	23,326	1,352	24,678
Hedging	99	4	103	53	22	75
Total derivative financial instruments	21,396	960	22,356	23,379	1,374	24,753
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2023: £855 million; 2022: £1,031 million) and not rated (2023: £105 million; 2022: £343 million).

Schedule of Mortgage Lending

	Gross drawn exposures					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2023
Less than 70 per cent	193,235	28,754	3,882	7,168	233,039	57	208	226	118	609
70 per cent to 80 per cent	36,413	4,506	290	333	41,542	37	75	61	26	199
80 per cent to 90 per cent	20,949	2,821	87	142	23,999	48	53	27	20	148
90 per cent to 100 per cent	5,981	2,389	30	91	8,491	19	31	12	14	76
Greater than 100 per cent	18	63	48	120	249	–	7	31	35	73
Total	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
At 31 December 2022
Less than 70 per cent	210,457	33,205	3,161	8,845	255,668	51	330	210	117	708
70 per cent to 80 per cent	31,788	5,264	170	359	37,581	25	124	55	42	246
80 per cent to 90 per cent	11,942	2,604	48	149	14,743	12	59	20	19	110
90 per cent to 100 per cent	3,319	606	13	113	4,051	3	18	7	18	46
Greater than 100 per cent	11	104	24	156	295	–	21	19	57	97
Total	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

EPC profile	A £m	B £m	C £m	D £m	E £m	F £m	G £m	Unrated properties £m	Total
At 31 December 2023	971	41,250	64,466	95,958	34,327	6,663	1,465	62,220	307,320
At 31 December 2022	731	37,075	60,086	93,010	35,015	6,990	1,519	77,912	312,338

Schedule of Securities Lending Transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2023 £m	2022 £m
Financial assets at fair value through profit or loss	633	1,463
Financial assets at fair value through other comprehensive income	5,245	5,429
Total	5,878	6,892

Schedule of Maturities of Assets and Liabilities

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 2 years £m	2 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Assets
Cash and balances at central banks	78,110	–	–	–	–	–	–	–	78,110
Financial assets at fair value through profit or loss	13,286	8,279	6,192	1,999	1,499	3,403	9,420	159,240	203,318
Derivative financial instruments	2,747	1,380	907	693	448	1,094	2,448	12,639	22,356
Loans and advances to banks	5,768	1,213	873	413	228	579	1,686	4	10,764
Loans and advances to customers	19,148	11,274	13,310	11,555	10,326	32,667	72,029	279,436	449,745
Reverse repurchase agreements	19,475	10,242	5,002	1,969	620	754	709	–	38,771
Debt securities	427	185	7	93	297	2,588	5,742	6,016	15,355
Financial assets at amortised cost	44,818	22,914	19,192	14,030	11,471	36,588	80,166	285,456	514,635
Financial assets at fair value through other comprehensive income	276	428	221	272	617	1,663	11,587	12,528	27,592
Other assets	1,901	1,024	71	777	65	137	160	31,307	35,442
Total assets	141,138	34,025	26,583	17,771	14,100	42,885	103,781	501,170	881,453
Liabilities
Deposits from banks	2,092	1,065	201	218	184	349	2,044	–	6,153
Customer deposits	427,657	11,052	9,138	6,925	6,093	7,685	2,520	326	471,396
Repurchase agreements at amortised cost	3,222	4,057	23	2	–	21,448	8,951	–	37,703
Financial liabilities at fair value through profit or loss	8,971	4,115	4,883	479	169	658	926	4,713	24,914
Derivative financial instruments	2,821	1,381	814	660	526	1,420	2,829	9,698	20,149
Debt securities in issue at amortised cost	1,954	8,057	9,260	5,873	4,554	12,489	24,418	8,987	75,592
Liabilities arising from insurance and participating investment contracts	456	324	12	178	287	2,485	11,235	105,146	120,123
Liabilities arising from non-participating investment contracts	348	527	789	787	776	4,280	9,517	27,954	44,978
Other liabilities	5,846	1,169	372	1,532	469	639	876	11,924	22,827
Subordinated liabilities	–	–	15	47	789	1,943	3,130	4,329	10,253
Total liabilities	453,367	31,747	25,507	16,701	13,847	53,396	66,446	173,077	834,088
Note 52: Financial risk management continued

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 2 years £m	2 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2022[1]
Assets
Cash and balances at central banks	91,388	–	–	–	–	–	–	–	91,388
Financial assets at fair value through profit or loss	12,019	8,108	3,269	2,186	858	2,827	7,726	143,776	180,769
Derivative financial instruments	2,896	1,823	1,069	656	637	1,424	2,828	13,420	24,753
Loans and advances to banks	4,756	763	896	700	352	78	3,084	3	10,632
Loans and advances to customers	17,535	7,628	10,337	8,849	9,952	33,886	78,857	287,855	454,899
Reverse repurchase agreements	14,530	10,908	11,600	4,035	285	2,924	583	–	44,865
Debt securities	7	219	73	275	77	874	6,475	1,926	9,926
Financial assets at amortised cost	36,828	19,518	22,906	13,859	10,666	37,762	88,999	289,784	520,322
Financial assets at fair value through other comprehensive income	310	273	391	456	665	2,324	9,334	9,401	23,154
Other assets	1,537	969	47	589	132	71	129	29,534	33,008
Total assets	144,978	30,691	27,682	17,746	12,958	44,408	109,016	485,915	873,394
Liabilities
Deposits from banks	3,988	364	141	139	408	4	2,222	–	7,266
Customer deposits	446,311	8,074	5,628	2,953	4,695	3,887	3,402	381	475,331
Repurchase agreements at amortised cost	12,203	6,183	–	–	–	–	30,210	–	48,596
Financial liabilities at fair value through profit or loss	5,245	2,363	1,526	1,431	665	615	1,476	4,434	17,755
Derivative financial instruments	3,197	1,647	942	739	779	2,030	3,850	10,858	24,042
Debt securities in issue at amortised cost	5,562	9,761	8,646	3,940	2,114	10,124	23,964	9,708	73,819
Liabilities arising from insurance and participating investment contracts	574	422	94	163	331	1,247	8,465	98,982	110,278
Liabilities arising from non-participating investment contracts	439	497	736	742	716	2,793	9,890	23,663	39,476
Other liabilities	5,680	1,236	378	1,476	515	499	688	11,718	22,190
Subordinated liabilities	–	–	541	662	–	915	3,770	4,842	10,730
Total liabilities	483,199	30,547	18,632	12,245	10,223	22,114	87,937	164,586	829,483
1    Restated for the adoption of IFRS 17; see notes 1 and 54.

Schedule of Maturities of Liabilities

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Deposits from banks	2,093	1,073	623	2,394	–	6,183
Customer deposits	427,695	11,133	22,572	10,767	325	472,492
Repurchase agreements at amortised cost	3,627	4,092	1,085	31,399	–	40,203
Financial liabilities at fair value through profit or loss	8,801	4,157	5,694	1,808	5,845	26,305
Debt securities in issue at amortised cost	2,334	8,492	21,111	40,741	8,085	80,763
Liabilities arising from non-participating investment contracts	44,978	–	–	–	–	44,978
Lease liabilities	18	70	247	779	666	1,780
Subordinated liabilities	32	80	1,274	6,627	7,822	15,835
Total non-derivative financial liabilities	489,578	29,097	52,606	94,515	22,743	688,539
Derivative financial liabilities
Gross settled derivatives – outflows	80,148	46,874	47,777	35,807	20,302	230,908
Gross settled derivatives – inflows	(78,031)	(45,249)	(46,575)	(35,753)	(20,327)	(225,935)
Gross settled derivatives – net flows	2,117	1,625	1,202	54	(25)	4,973
Net settled derivative liabilities	12,095	138	161	402	1,501	14,297
Total derivative financial liabilities	14,212	1,763	1,363	456	1,476	19,270
Note 52: Financial risk management continued

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2022[1]
Deposits from banks	3,925	369	714	2,227	135	7,370
Customer deposits	449,801	6,717	11,635	7,417	382	475,952
Repurchase agreements at amortised cost	12,501	6,188	904	33,054	38	52,685
Financial liabilities at fair value through profit or loss	5,297	2,397	3,725	2,293	4,747	18,459
Debt securities in issue at amortised cost	6,108	12,625	15,517	39,527	11,623	85,400
Liabilities arising from non-participating investment contracts	42,975	–	–	–	–	42,975
Lease liabilities	13	54	166	582	700	1,515
Subordinated liabilities	27	113	1,648	6,741	12,384	20,913
Total non-derivative financial liabilities	520,647	28,463	34,309	91,841	30,009	705,269
Derivative financial liabilities
Gross settled derivatives – outflows	55,671	43,380	40,826	34,808	20,677	195,362
Gross settled derivatives – inflows	(52,383)	(41,255)	(39,132)	(34,015)	(20,130)	(186,915)
Gross settled derivatives – net flows	3,288	2,125	1,694	793	547	8,447
Net settled derivative liabilities	13,078	82	130	752	1,501	15,543
Total derivative financial liabilities	16,366	2,207	1,824	1,545	2,048	23,990
1    Restated for the adoption of IFRS 17; see notes 1 and 54.

Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [text block]
The following table presents the estimated amount and timing of the remaining contractual discounted cash flows arising from insurance liabilities The amounts presented do not include those relating to LRC of contracts that are measured under the PAA.

	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Liabilities arising from insurance and participating investment contracts	(843)	(2,112)	(3,035)	(3,537)	(3,667)	(101,354)	(114,548)
Reinsurance contract liabilities	–	–	–	–	–	(13)	(13)
Total	(843)	(2,112)	(3,035)	(3,537)	(3,667)	(101,367)	(114,561)
At 31 December 2022
Liabilities arising from insurance and participating investment contracts	(1,115)	(752)	(1,882)	(2,621)	(3,147)	(95,362)	(104,879)
Reinsurance contract liabilities	(4)	(4)	(4)	(4)	(4)	(118)	(138)
Total	(1,119)	(756)	(1,886)	(2,625)	(3,151)	(95,480)	(105,017)

Schedule Of Insurance And Participating Investment Contract Liabilities Payable
Some of the Group’s insurance and participating investment contract liabilities are payable on demand as shown in the table below:

	2023		2022
	Amounts payable on demand £m	Carrying amount £m	Amounts payable on demand £m	Carrying amount £m
Life	102,396	99,799	93,663	91,163
Non-life	–	–	–	–
Total	102,396	99,799	93,663	91,163

Schedule of Liabilities Arising From Insurance and Participating Investment Contracts
The figures below are presented in timing categories representing the remaining offer periods of lending commitments or remaining coverage periods of financial guarantees, but the Group could be required to lend or pay amounts under those arrangements earlier than the periods presented below. Payment under the significant majority of the Group’s lending commitments and financial guarantee contracts could be required to be made on demand.

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 3 years £m	3 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Acceptances and endorsements	7	10	166	–	8	–	–	–	191
Other contingent liabilities	214	558	157	148	200	598	190	593	2,658
Total contingent liabilities	221	568	323	148	208	598	190	593	2,849
Lending commitments and guarantees	69,932	4,767	17,384	4,212	6,528	23,269	14,142	2,983	143,217
Other commitments	–	–	–	–	–	38	41	23	102
Total commitments and guarantees	69,932	4,767	17,384	4,212	6,528	23,307	14,183	3,006	143,319
Total contingents, commitments and guarantees	70,153	5,335	17,707	4,360	6,736	23,905	14,373	3,599	146,168
At 31 December 2022
Acceptances and endorsements	47	11	–	–	–	–	–	–	58
Other contingent liabilities	355	744	263	240	144	554	181	447	2,928
Total contingent liabilities	402	755	263	240	144	554	181	447	2,986
Lending commitments and guarantees	68,984	2,419	17,641	1,586	6,439	12,787	14,329	19,571	143,756
Other commitments	–	–	–	–	–	–	10	29	39
Total commitments and guarantees	68,984	2,419	17,641	1,586	6,439	12,787	14,339	19,600	143,795
Total contingents, commitments and guarantees	69,386	3,174	17,904	1,826	6,583	13,341	14,520	20,047	146,781